Restructuring Costs - Summary of Accrued Restructuring Obligation Associated with Fiscal 2015 March Restructuring Activities (Detail) - Fiscal 2015 March Restructuring [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Restructuring Cost and Reserve [Line Items]
Balance at beginning of year	$ 4,097
Restructuring costs incurred		$ 4,367
Restructuring costs paid	(4,142)	(245)
Adjustments	373
Currency translation adjustment	(68)	(25)
Balance at end of year	260	4,097
Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning of year	4,066
Restructuring costs incurred		4,127
Restructuring costs paid	(4,111)	(38)
Adjustments	373
Currency translation adjustment	(68)	(23)
Balance at end of year	260	4,066
Other Restructuring Costs [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning of year	31
Restructuring costs incurred		240
Restructuring costs paid	$ (31)	(207)
Currency translation adjustment		(2)
Balance at end of year		$ 31